DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Deferred Income Taxes	Deferred Income Taxes
Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, equity and goodwill based on the source of the change.
Current income taxes of $5 million have been provided in the year on the undistributed earnings of certain foreign subsidiaries. Our total income tax provision for these items as at December 31, 2023 is $12 million. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $12,915 million as at December 31, 2023.

Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2023	As at December 31, 2022
Deferred tax assets
Tax loss carryforwards	$292	$307
Tax credits	58	—
Environmental rehabilitation	270	205
Post-retirement benefit obligations and other employee benefits	17	31
Other working capital	115	85
Other	10	10
	$762	$638
Deferred tax liabilities
Property, plant and equipment	(3,748)	(3,476)
Inventory	(446)	(389)
Accrued interest payable	(7)	(1)
	($3,439)	($3,228)
Classification:
Non-current assets	$—	$19
Non-current liabilities	(3,439)	(3,247)
	($3,439)	($3,228)
Expiry Dates of Tax Losses

	2024	2025	2026	2027	2028+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$212	$218	$2	$119	$10	$—	$561
Canada		2	1	69	2,133	—	2,205
Chile	—	—	—	—	—	1,048	1,048
Peru	—	—	—	—	—	100	100
Saudi Arabia	—	—	—	—	—	330	330
Tanzania	—	—	—	—	—	1,108	1,108
United Kingdom	—	—	—	—	—	165	165
Others	1	1	1	36	62	45	146
	$213	$221	$4	$224	$2,205	$2,796	$5,663
[1]Represents the gross amount of tax loss carryforwards translated at closing exchange rates at December 31, 2023.

The non-capital tax losses include $4,834 million of losses which are not recognized in deferred tax assets. Of these, $213 million expire in 2024, $221 million expire in 2025, $4 million expire in 2026, $224 million expire in 2027, $2,143 million expire in 2028 or later, and $2,029 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:
•Historic and expected future levels of taxable income;
•Tax plans that affect whether tax assets can be realized; and
•The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market prices for gold, copper and silver; forecasted future costs and expenses to produce gold and copper; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.

Deferred Tax Assets Not Recognized

	As at December 31, 2023	As at December 31, 2022
Argentina	$—	$154
Australia	303	306
Barbados	31	53
Canada	904	954
Chile	1,109	1,084
Côte d'Ivoire	8	6
Mali	10	9
Peru	67	65
Saudi Arabia	67	65
Tanzania	110	109
United Kingdom	41	22
United States	26	15
Others	12	4
	$2,688	$2,846
Deferred tax assets not recognized relate to: non-capital loss carryforwards of $1,163 million (2022: $1,168 million), capital loss carryforwards with no expiry date of $251 million (2022: $262 million), and other deductible temporary differences with no expiry date of $1,274 million (2022: $1,416 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2023	2022
Temporary differences
Property, plant and equipment	($272)	$80
Environmental rehabilitation	64	(56)
Tax loss carryforwards	(14)	(23)
AMT and other tax credits	58	(10)
Inventory	(58)	27
Other	11	18
	($211)	$36
Intraperiod allocation to:
Income before income taxes	($181)	$41
Derecognition of Porgera´s joint operation	(29)	—
Income tax payable	2	(2)
Other comprehensive income	(3)	(5)
Other	—	2
	($211)	$36

Income Tax Related Contingent Liabilities
	2023	2022
At January 1	$60	$257
Additions based on uncertain tax positions related to prior years	1	1
Additions based on uncertain tax positions related to the current year	5	7
Reductions for tax positions of prior years	(18)	(45)
Reclassifications[1]	—	(160)
At December 31[2]	$48	$60
[1]Following the full implementation of the Framework Agreement in Tanzania, the agreed payment obligations are shown in current and long-term income tax payables.
2If reversed, the total amount of $48 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Argentina	2010-2011, 2016-2023
Australia	2019-2023
Canada	2016-2023
Chile	2015-2023
Côte d'Ivoire	2020-2023
Democratic Republic of Congo	2022-2023
Dominican Republic	2020-2023
Mali	2017-2023
Papua New Guinea	2023
Peru	2018-2023
Saudi Arabia	2019-2023
Tanzania	2018-2023
United States	2023
Zambia	2018-2023